Loan Capital - Additional Tier 1 loan capital (Details) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 AUD ($)	Sep. 23, 2022 AUD ($) $ / shares	Jul. 20, 2022 AUD ($) $ / shares	Dec. 20, 2021 AUD ($) $ / shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 AUD ($)	Sep. 15, 2021 AUD ($) $ / shares	Sep. 30, 2020 AUD ($)
Loan capital
Loan capital		$ 31,254					$ 29,067		$ 23,949
Amount of WCN2 transferred to the nominated party				$ 689
Amount per note of WCN2 transferred to the nominated party | $ / shares				$ 100
Amount of WCN2 redeemed and cancelled			$ 622
Amount per note of WCN2 redeemed and cancelled | $ / shares			$ 100
Amount of WCN4 transferred to the nominated party								$ 1,152
Amount per note of WCN4 transferred to the nominated party | $ / shares								$ 100
Amount of WCN4 redeemed and cancelled					$ 550
Amount per note of WCN4 redeemed and cancelled | $ / shares					$ 100
Number of business days for payment of dividend, distribution or interest	20 days
Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital		9,795					10,216
Number of business days prior to scheduled conversion date to determine share price	20 days
Discount rate on share price upon conversion	1.00%
Common Equity Tier 1 Capital ratio threshold percentage	5.125%
Number of business days prior to capital trigger event date or non-viability trigger event date to determine share price for conversion	5 days
Discount rate on share price determined based on capital trigger event date or non-viability trigger event date	1.00%
Percentage of share price to determine maximum conversion number	20.00%
Westpac capital notes
Loan capital
Loan capital		8,046					8,403
AUD 1,311 million WCN2
Loan capital
Principal amount							1,311
Loan capital							$ 1,309
AUD 1,311 million WCN2 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)						3.05%	3.05%
AUD 1,702 million WCN4
Loan capital
Principal amount							$ 1,702
Loan capital							$ 549
AUD 1,702 million WCN4 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)						4.90%	4.90%
AUD 1,690 million WCN5
Loan capital
Principal amount		1,690					$ 1,690
Loan capital		$ 1,684					$ 1,682
AUD 1,690 million WCN5 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.20%	3.20%				3.20%	3.20%
AUD 1,423 million WCN6
Loan capital
Principal amount		$ 1,423					$ 1,423
Loan capital		$ 1,419					$ 1,417
AUD 1,423 million WCN6 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.70%	3.70%				3.70%	3.70%
AUD 1,723 million WCN7
Loan capital
Principal amount		$ 1,723
Loan capital		$ 1,711					$ 1,709
AUD 1,723 million WCN7 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.40%	3.40%
AUD 1,750 million WCN8
Loan capital
Principal amount		$ 1,750
Loan capital		$ 1,738					1,737
AUD 1,750 million WCN8 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	2.90%	2.90%
AUD 1,510 million WCN9
Loan capital
Principal amount		$ 1,509
Loan capital		$ 1,494
AUD 1,510 million WCN9 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.40%	3.40%
USD AT1 securities
Loan capital
Loan capital		$ 1,749					1,813
USD 1,250 million AT1 securities
Loan capital
Principal amount	$ 1,250					$ 1,250
Loan capital		$ 1,749					$ 1,813
USD 1,250 million AT1 securities | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%				5.00%	5.00%
USD 1,250 million AT1 securities | Five-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.89%	2.89%				2.89%	2.89%
Parent Entity
Loan capital
Loan capital		$ 30,734					$ 29,067		$ 23,949
Amount of WCN2 transferred to the nominated party				$ 689
Amount per note of WCN2 transferred to the nominated party | $ / shares				$ 100
Amount of WCN2 redeemed and cancelled			$ 622
Amount per note of WCN2 redeemed and cancelled | $ / shares			$ 100
Amount of WCN4 transferred to the nominated party								$ 1,152
Amount per note of WCN4 transferred to the nominated party | $ / shares								$ 100
Amount of WCN4 redeemed and cancelled					$ 550
Amount per note of WCN4 redeemed and cancelled | $ / shares					$ 100
Parent Entity | Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital		9,795					10,216
Parent Entity | Westpac capital notes
Loan capital
Loan capital		8,046					8,403
Parent Entity | AUD 1,311 million WCN2
Loan capital
Principal amount							1,311
Loan capital							$ 1,309
Parent Entity | AUD 1,311 million WCN2 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)						3.05%	3.05%
Parent Entity | AUD 1,702 million WCN4
Loan capital
Principal amount							$ 1,702
Loan capital							$ 549
Parent Entity | AUD 1,702 million WCN4 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)						4.90%	4.90%
Parent Entity | AUD 1,690 million WCN5
Loan capital
Principal amount		1,690					$ 1,690
Loan capital		$ 1,684					$ 1,682
Parent Entity | AUD 1,690 million WCN5 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.20%	3.20%				3.20%	3.20%
Parent Entity | AUD 1,423 million WCN6
Loan capital
Principal amount		$ 1,423					$ 1,423
Loan capital		$ 1,419					$ 1,417
Parent Entity | AUD 1,423 million WCN6 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.70%	3.70%				3.70%	3.70%
Parent Entity | AUD 1,723 million WCN7
Loan capital
Principal amount		$ 1,723
Loan capital		$ 1,711					$ 1,709
Parent Entity | AUD 1,723 million WCN7 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.40%	3.40%
Parent Entity | AUD 1,750 million WCN8
Loan capital
Principal amount		$ 1,750
Loan capital		$ 1,738					1,737
Parent Entity | AUD 1,750 million WCN8 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	2.90%	2.90%
Parent Entity | AUD 1,510 million WCN9
Loan capital
Principal amount		$ 1,509
Loan capital		$ 1,494
Parent Entity | AUD 1,510 million WCN9 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.40%	3.40%
Parent Entity | USD AT1 securities
Loan capital
Loan capital		$ 1,749					1,813
Parent Entity | USD 1,250 million AT1 securities
Loan capital
Principal amount	$ 1,250					$ 1,250
Loan capital		$ 1,749					$ 1,813
Parent Entity | USD 1,250 million AT1 securities | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%				5.00%	5.00%
Parent Entity | USD 1,250 million AT1 securities | Five-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.89%	2.89%				2.89%	2.89%